Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMERICAN BEACON FUNDS
Entity Central Index Key	0000809593
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000136710
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	A
Trading Symbol	AGUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	1.33%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.33%	[1]
AssetsNet	$ 940,693,688
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 3,268,740
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000136711
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	C
Trading Symbol	AGECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.06%	[2]
AssetsNet	$ 940,693,688
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 3,268,740
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000136713
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Investor
Trading Symbol	AGEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[3]
AssetsNet	$ 940,693,688
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 3,268,740
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000136712
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	R5
Trading Symbol	AGEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5	$53	1.04%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[4]
AssetsNet	$ 940,693,688
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 3,268,740
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000136714
Shareholder Report [Line Items]
Fund Name	Developing World Income Fund
Class Name	Y
Trading Symbol	AGEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon Developing World Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$54	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%	[5]
AssetsNet	$ 940,693,688
Holdings Count | Holding	306
Advisory Fees Paid, Amount	$ 3,268,740
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$940,693,688
# of Portfolio Holdings	306
Portfolio Turnover Rate	16%
Total Management Fees Paid	$3,268,740

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Foreign Sovereign Obligations	73.2
Investment Companies	8.9
Credit-Linked Notes	7.5
Corporate Obligations	6.8
Foreign Corporate Obligations	3.6

Excludes foreign currency derivatives.

Top Ten Country Exposure - % Fixed Income

Value	Value
Uganda	3.3
Uzbekistan	3.5
Egypt	3.6
Ghana	3.6
Argentina	3.7
Nigeria	4.0
Angola	4.0
Zambia	4.3
Kenya	4.6
United States	6.8

Top Ten Industry Allocations - % Fixed Income

Value	Value
Insurance	0.4
Engineering & Construction	0.5
Holding Companies - Diversified	0.6
Telecommunications	0.8
Multi-National	0.8
Oil & Gas	1.3
Investment Companies	4.2
Diversified Financial Services	5.3
Banks	8.4
Foreign Sovereign Obligations	77.3

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Republic of Kenya Infrastructure Bonds, 18.461%, Due 8/9/2032	2.2
Kyrgyz Republic International Bonds, 7.750%, Due 6/3/2030	1.9
Mozambique International Bonds, 9.000%, Due 9/15/2031	1.8
Argentina Republic Government International Bonds, 4.125%, Due 7/9/2035	1.5
Republic of Uganda Government Bonds, 14.250%, Due 6/22/2034	1.4
Argentina Republic Government International Bonds, 1.000%, Due 7/9/2029	1.3
Egypt Government International Bonds, 8.875%, Due 5/29/2050	1.3
Republic of Uzbekistan International Bonds, 15.500%, Due 2/25/2028	1.3
Republic of Cameroon International Bonds, 9.500%, Due 7/31/2031	1.2
Suriname Government International Bonds, 7.950%, Due 7/15/2033	1.2

Excludes cash equivalents.

Material Fund Change [Text Block]
C000221417
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	A
Trading Symbol	NISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[6]
AssetsNet	$ 8,444,739
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,444,739
# of Portfolio Holdings	410
Portfolio Turnover Rate	37%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.0
U.S. Treasury Obligations	26.6
Collateralized Mortgage Obligations	12.0
Asset-Backed Obligations	9.9
U.S. Agency Mortgage-Backed Obligations	8.1
Commercial Mortgage-Backed Obligations	6.8
Municipal Obligations	4.5
Foreign Corporate Obligations	3.1

Top Country Exposure - % Investments

Value	Value
Bermuda	0.1
France	0.1
Australia	0.2
China	0.2
United Kingdom	0.5
Ireland	0.6
Canada	1.5
United States	96.8

Top Ten Industry Allocations - % Investments

Value	Value
Insurance	2.8
Electric	3.7
Municipal	4.5
Diversified Financial Services	4.9
Banks	5.0
Commercial MBS	6.8
UMBS Collateral	7.3
Asset-Backed Obligations	9.9
Collateralized Mortgage Obligations	12.0
U.S. Treasury Obligations	26.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.9
U.S. Treasury Notes, 4.250%, Due 11/15/2034	3.3
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.7
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.4
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Notes, 4.250%, Due 5/15/2035	1.7
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.5
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4

Material Fund Change [Text Block]
C000221418
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	C
Trading Symbol	NISCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[7]
AssetsNet	$ 8,444,739
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,444,739
# of Portfolio Holdings	410
Portfolio Turnover Rate	37%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.0
U.S. Treasury Obligations	26.6
Collateralized Mortgage Obligations	12.0
Asset-Backed Obligations	9.9
U.S. Agency Mortgage-Backed Obligations	8.1
Commercial Mortgage-Backed Obligations	6.8
Municipal Obligations	4.5
Foreign Corporate Obligations	3.1

Top Country Exposure - % Investments

Value	Value
Bermuda	0.1
France	0.1
Australia	0.2
China	0.2
United Kingdom	0.5
Ireland	0.6
Canada	1.5
United States	96.8

Top Ten Industry Allocations - % Investments

Value	Value
Insurance	2.8
Electric	3.7
Municipal	4.5
Diversified Financial Services	4.9
Banks	5.0
Commercial MBS	6.8
UMBS Collateral	7.3
Asset-Backed Obligations	9.9
Collateralized Mortgage Obligations	12.0
U.S. Treasury Obligations	26.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.9
U.S. Treasury Notes, 4.250%, Due 11/15/2034	3.3
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.7
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.4
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Notes, 4.250%, Due 5/15/2035	1.7
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.5
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4

Material Fund Change [Text Block]
C000221415
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	R6
Trading Symbol	NISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$21	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%	[8]
AssetsNet	$ 8,444,739
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,444,739
# of Portfolio Holdings	410
Portfolio Turnover Rate	37%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.0
U.S. Treasury Obligations	26.6
Collateralized Mortgage Obligations	12.0
Asset-Backed Obligations	9.9
U.S. Agency Mortgage-Backed Obligations	8.1
Commercial Mortgage-Backed Obligations	6.8
Municipal Obligations	4.5
Foreign Corporate Obligations	3.1

Top Country Exposure - % Investments

Value	Value
Bermuda	0.1
France	0.1
Australia	0.2
China	0.2
United Kingdom	0.5
Ireland	0.6
Canada	1.5
United States	96.8

Top Ten Industry Allocations - % Investments

Value	Value
Insurance	2.8
Electric	3.7
Municipal	4.5
Diversified Financial Services	4.9
Banks	5.0
Commercial MBS	6.8
UMBS Collateral	7.3
Asset-Backed Obligations	9.9
Collateralized Mortgage Obligations	12.0
U.S. Treasury Obligations	26.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.9
U.S. Treasury Notes, 4.250%, Due 11/15/2034	3.3
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.7
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.4
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Notes, 4.250%, Due 5/15/2035	1.7
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.5
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4

Material Fund Change [Text Block]
C000221416
Shareholder Report [Line Items]
Fund Name	NIS Core Plus Bond Fund
Class Name	Y
Trading Symbol	NISYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon NIS Core Plus Bond Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/fund-resources/. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/fund-resources/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[9]
AssetsNet	$ 8,444,739
Holdings Count | Holding	410
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,444,739
# of Portfolio Holdings	410
Portfolio Turnover Rate	37%
Total Management Fees Paid	$0

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Corporate Obligations	29.0
U.S. Treasury Obligations	26.6
Collateralized Mortgage Obligations	12.0
Asset-Backed Obligations	9.9
U.S. Agency Mortgage-Backed Obligations	8.1
Commercial Mortgage-Backed Obligations	6.8
Municipal Obligations	4.5
Foreign Corporate Obligations	3.1

Top Country Exposure - % Investments

Value	Value
Bermuda	0.1
France	0.1
Australia	0.2
China	0.2
United Kingdom	0.5
Ireland	0.6
Canada	1.5
United States	96.8

Top Ten Industry Allocations - % Investments

Value	Value
Insurance	2.8
Electric	3.7
Municipal	4.5
Diversified Financial Services	4.9
Banks	5.0
Commercial MBS	6.8
UMBS Collateral	7.3
Asset-Backed Obligations	9.9
Collateralized Mortgage Obligations	12.0
U.S. Treasury Obligations	26.6

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

U.S. Treasury Bonds, 3.375%, Due 11/15/2048	4.9
U.S. Treasury Notes, 4.250%, Due 11/15/2034	3.3
U.S. Treasury Notes, 4.125%, Due 3/31/2031	2.7
U.S. Treasury Notes, 4.625%, Due 2/15/2035	2.4
RCKT Mortgage Trust, Series 2023-CES1, 6.902%, Due 6/25/2043, Class M1	1.8
U.S. Treasury Bonds, 1.750%, Due 8/15/2041	1.8
U.S. Treasury Notes, 4.250%, Due 5/15/2035	1.7
U.S. Treasury Notes, 2.875%, Due 5/15/2032	1.5
U.S. Treasury Notes, 4.500%, Due 11/15/2033	1.5
U.S. Treasury Bonds, 2.500%, Due 2/15/2045	1.4

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.